Income Tax - Schedule of Current and Deferred Portion of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Current and Deferred Portion of Income Tax Expenses [Abstract]
Current income tax expenses	$ 139,269	$ 1,111,813	$ 908,315
Deferred income tax expense (recovery)	(12,428)	(14,087)	(31,919)
Income tax expense	$ 126,841	$ 1,097,726	$ 876,396